Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income (loss) before income taxes from continuing operations: Israel	$ 18,746	$ (4,761)	$ (390)
Income (loss) before income taxes from continuing operations: Non-Israeli	2,015	1,574	1,562
Income (loss) from continuing operations before incomes taxes	20,761	(3,187)	1,172	[1]
Income tax expense from continuing operations, Current: Israel	(306)	56	28
Income tax expense from continuing operations, Current: Non-Israeli	635	122	372
Current Income tax expense from continuing operations, Total	329	178	400
Deferred tax expense (benefit) from continuing operations: Israel	1,867	(5,125)	620
Deferred tax expense (benefit) from continuing operations: Non-Israeli	(166)	72	(717)
Deferred tax expense (benefit) from continuing operations, Total	1,701	(5,053)	(97)
Actual income tax expense (benefit)	$ 2,030	$ (4,875)	$ 303	[1]

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19